Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Shareholder Subscription [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2022		$ 10,000			$ (10,000)	$ 549,764	$ 78,635	$ 729,104	$ (77,108)	$ 1,280,395
Balance, shares at Jun. 30, 2022	[1]	10,000,000
Contribution from shareholders						3,659,753				3,659,753
Net income (loss)								3,460,462		3,460,462
Appropriation to statutory reserve							347,289	(347,289)
Foreign currency translation adjustments									(279,973)	(279,973)
Balance at Jun. 30, 2023		$ 10,000			(10,000)	4,209,517	425,924	3,842,277	(357,081)	8,120,637
Balance, shares at Jun. 30, 2023	[1]	10,000,000
Contribution from shareholders					10,000	40,000				50,000
Net income (loss)								2,441,774		2,441,774
Appropriation to statutory reserve							246,478	(246,478)
Foreign currency translation adjustments									(31,462)	(31,462)
Balance at Jun. 30, 2024		$ 10,000				4,249,517	672,402	6,037,573	(388,543)	10,580,949
Balance, shares at Jun. 30, 2024	[1]	10,000,000
Net income (loss)								(5,712,680)		(5,712,680)
Foreign currency translation adjustments									120,680	120,680
Issuance of ordinary shares upon Initial public offering (“IPO”), net of issuance costs		$ 1,410				4,003,387				4,004,797
Issuance of ordinary shares upon Initial public offering net of issuance costs, shares	[1]	1,410,349
Re-designation of ordinary shares into Class A Ordinary Shares		$ (2,210)	$ 2,210
Re-designation of ordinary shares into Class A ordinary shares, shares	[1]	(2,210,349)	2,210,349
Re-designation of ordinary shares into Class B Ordinary Shares		$ (9,200)		$ 9,200
Re-designation of ordinary shares into Class B ordinary shares , shares	[1]	(9,200,000)		9,200,000
Share-based compensation			$ 1,800			3,904,200				3,906,000
Share-based compensation, shares	[1]		1,800,000
Balance at Jun. 30, 2025			$ 4,010	$ 9,200		$ 12,157,104	$ 672,402	$ 324,893	$ (267,863)	$ 12,899,746
Balance, shares at Jun. 30, 2025	[1]		4,010,349	9,200,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and the shares